Note 28 - Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
28—SUPPLEMENTAL
DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:

	2016	2015	2014
Income taxes paid (refunds received)	596	159	141
Interest paid	41	43	39
Interest received	4	7	12

Non-cash transactions:	2016	2015	2014
Capital lease obligations incurred	285	105	236